4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair value	[1]	R$ (209.0)	R$ (331.5)
Designated as Hedging Instrument [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair value	[1]	R$ (181.4)	(25.2)
Designated as Hedging Instrument [Member] | NDF - Dollar Sale [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 208.4	106.9
Fair value	[1]	R$ (3.7)	6.6
Designated as Hedging Instrument [Member] | NDF - Euro Sale [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		EUR
Reference value (notional)		R$ 15.0	145.0
Fair value	[1]	R$ (0.6)	56.9
Designated as Hedging Instrument [Member] | NDF - Pound Sterling Sale [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		GBP
Reference value (notional)		R$ 25.0	34.0
Fair value	[1]	R$ (0.9)	11.1
Designated as Hedging Instrument [Member] | Currency Swap - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		BRL
Reference value (notional)		R$ 250.0	250.0
Fair value	[1]	R$ (150.8)	(153.2)
Designated as Hedging Instrument [Member] | Interest Rate Swap - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 100.0	200.0
Fair value	[1]	R$ (2.5)	(11.3)
Designated as Hedging Instrument [Member] | Options - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 361.8	1,322.0
Fair value	[1]	R$ (2.6)	66.8
Designated as Hedging Instrument [Member] | Options - Euro [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		EUR
Reference value (notional)			80.0
Fair value	[1]		16.9
Designated as Hedging Instrument [Member] | NDF - Corn Purchase [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		Ton/US$
Reference value (notional)		R$ 598.5	85.0
Fair value	[1]	R$ (7.5)	(0.9)
Designated as Hedging Instrument [Member] | NDF - Corn Sale [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		Ton/US$
Reference value (notional)		R$ 77.7	308.6
Fair value	[1]	R$ 1.8	1.8
Designated as Hedging Instrument [Member] | Future - BM&Fbovespa [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		Ton/US$
Reference value (notional)		R$ 99.1	32.0
Fair value	[1]	R$ 0.3
Designated as Hedging Instrument [Member] | Options (Collar) - Commodities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		Ton/US$
Reference value (notional)		R$ 49.9
Fair value	[1]	R$ (1.5)
Designated as Hedging Instrument [Member] | Interest Rate Swap - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 200.0	200.0
Fair value	[1]	R$ (10.8)	(22.0)
Designated as Hedging Instrument [Member] | NDF - Dollar Sale [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 80.0
Fair value	[1]	R$ (0.4)
Designated as Hedging Instrument [Member] | Options - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 40.0
Fair value	[1]	R$ 0.2
Designated as Hedging Instrument [Member] | Fixed Exchange Rate - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)			0.8
Fair value	[1]		(0.1)
Designated as Hedging Instrument [Member] | Fixed Exchange Rate - Euro [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		EUR
Reference value (notional)			6.6
Fair value	[1]		(0.2)
Designated as Hedging Instrument [Member] | Fixed Exchange Rate - Pound Sterling [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		GBP
Reference value (notional)			6.6
Fair value	[1]
Not Designated as Hedging Instrument [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Fair value	[1]	R$ (27.6)	(306.3)
Not Designated as Hedging Instrument [Member] | Currency Swap - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 50.0	222.0
Fair value	[1]	R$ 1.3	(200.8)
Not Designated as Hedging Instrument [Member] | Future - BM&Fbovespa [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 36.0	150.0
Fair value	[1]	R$ (0.2)	(5.2)
Not Designated as Hedging Instrument [Member] | NDF - Purchase of US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 800.0	680.0
Fair value	[1]	R$ (2.0)	(82.5)
Not Designated as Hedging Instrument [Member] | NDF - Purchase of Euro [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		EUR
Reference value (notional)		R$ 30.0
Fair value	[1]	R$ 0.2
Not Designated as Hedging Instrument [Member] | Currency swap - Euro [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		EUR
Reference value (notional)			13.8
Fair value	[1]		(17.7)
Not Designated as Hedging Instrument [Member] | Interest rate - R$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		BRL
Reference value (notional)		R$ 549.0	50.0
Fair value	[1]	R$ 23.9	0.4
Not Designated as Hedging Instrument [Member] | Interest rate - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 8.3
Fair value	[1]
Not Designated as Hedging Instrument [Member] | Stock Swap [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)	[2]	BRL
Reference value (notional)	[2]	R$ 510.1
Fair value	[1],[2]	R$ (86.4)
Not Designated as Hedging Instrument [Member] | NDF - Purchase of Euro [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		EUR
Reference value (notional)		R$ 550.0	300.0
Fair value	[1]	R$ 36.2	(0.5)
Not Designated as Hedging Instrument [Member] | Options -Turkish Lira [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)		R$ 50.0
Fair value	[1]	R$ (0.6)
Not Designated as Hedging Instrument [Member] | Fixed Exchange Rate - US$ [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reference currency (notional)		US$
Reference value (notional)			0.8
Fair value	[1]

[1]	The fair value determination method used by the Company consists of calculating the future value based on the contracted conditions and determining the present value based on market curves, obtained from the database of Bloomberg, Reuters, Brazil Central Bank and B3.
[2]	Total Return Swap asset in BRF's stocks and liability in percentage of CDI.